Financial Instruments (Schedule of Aging of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cost [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 3,426	₪ 2,880
Cost [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,138	2,580
Cost [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126	143
Cost [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	162	157
Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196	187
Impairment [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	12
Impairment [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35	53
Impairment [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 133	₪ 122